Business (Details) (USD $)	0 Months Ended	8 Months Ended
	Oct. 17, 2012	Dec. 31, 2012	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inital public offering, shares issued (in shares)	34,787,500
Inital public offering, price per share (in usd per share)	$ 36.50
Initial public offering, price per share, net (in usd per share)	$ 34.858
Initial public offering, proceeds	$ 1,200,000,000
Underwriting discounts and expenses	57,000,000	59,909,000
Units of LINN Energy acquired	34,787,500
Offering costs		$ 3,000,000	$ 361,000